Financial instruments – risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of consolidated derivative financial instruments

	2023 £’000	2022 £’000	2021 £’000
Cash and cash equivalents	5,971	2,836	10,057
Trade receivables	–	329	33
Other receivables	282	301	394
Total financial assets	6,253	3,466	10,484

Financial liabilities – amortised cost

	2023 £’000	2022 £’000	2021 £’000
Trade payables	314	339	485
Other payables	7	17	5
Accruals	857	817	546
Borrowings	464	624	766
Total financial liabilities – amortised cost	1,642	1,797	1,802

Financial liabilities – fair value through profit and loss – current

	2023 £’000	2022 £’000	2021 £’000
Equity settled derivative financial liability	4,160	85	553

Schedule of consolidated financial assets and liabilities at fair value

Financial liabilities	Fair value as at 31/12/2023	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series E warrants	£2,592,000	Level 3	Black-Scholes Model	Volatility rate of 90.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 0.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.79% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – Series F warrants	£1,444,000	Level 3	Black-Scholes Model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 3.84% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – Series D warrants	£124,000	Level 3	Black-Scholes Model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.40 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 3.93% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – May 2020 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 1.88 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.23% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 1.50 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.51% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£4,160,000

Financial liabilities	Fair value as at 31/12/2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – May 2020 warrants	£48,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.22% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 warrants	£37,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.32% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£85,000

Financial liabilities	Fair value as at 31/12/2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – May 2020 warrants	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.31% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 warrants	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – DARA warrants	–	Level 3	Black-Scholes option pricing model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£553,000

Schedule of foreign exchange risk

	2023 £’000	2022 £’000	2021 £’000
Cash and cash equivalents:
Pounds Sterling	2,244	2,588	10,057
US Dollar	3,727	248	–
Euro	–	–	–
Total	5,971	2,836	10,057

Schedule of foreign currency exchange rates

Year ended 31 December 2023	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	373	2	–
Total equity	373	2	–

Year ended 31 December 2022	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	25	(1)	–
Total equity	25	(1)	–

Year ended 31 December 2021	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	2	–
Total equity	–	2	–

Schedule of contractual maturities of financial liabilities

2023	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,178	–	–	–	–
Lease liabilities	47	141	189	112	–
Total	1,225	141	189	112	–

2022	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,173	–	–	–	–
Lease liabilities	49	140	188	254	–
Total	1,222	140	188	254	–

2021	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,036	–	–	–	–
Lease liabilities	46	171	195	442	–
Total	1,082	171	195	442	–